PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET
Property and equipment and accumulated depreciation balances

Our property and equipment and accumulated depreciation balances were as follows:

(in millions)	September 30, 2021	December 31, 2020
Land and improvements	$43.2	$44.0
Buildings	52.2	51.9
Machinery and equipment	91.9	81.9
Other property and equipment	51.3	47.9
Construction-in-progress	31.7	28.5
Property and equipment, gross	270.3	254.2
Less: Accumulated depreciation	(82.4)	(65.9)
Property and equipment, net	$187.9	$188.3

As of December 31, 2020 and December 31, 2019 our property and equipment and accumulated depreciation balances were as follows:

	December 31,	December 31,
(in millions)	2020	2019
Land and improvements	$44.0	$41.6
Buildings	51.9	47.2
Machinery and equipment	81.9	74.0
Other property and equipment	47.9	30.4
Construction-in-progress	28.5	15.1
Property and equipment, gross	254.2	208.3
Less: Accumulated depreciation	(65.9)	(36.1)
Property and equipment, net	$188.3	$172.2